Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2020	€ 21,655,000	€ 1,334,704,000		€ (645,069,000)	€ 57,000	€ 711,347,000
Net loss				(113,700,000)		(113,700,000)
Other comprehensive income (loss)					(90,000)	(90,000)
Total comprehensive income (loss)				(113,700,000)	(90,000)	(113,790,000)
Share-based payments (net of taxes)		5,735,000				5,735,000
Exercise of options	7,000	280,000				287,000
Issuance of share capital (net of transaction costs)	690,000	403,372,000				404,062,000
Repurchase of common shares			€ (25,761,000)			(25,761,000)
Balance at the end at Mar. 31, 2021	22,352,000	1,744,091,000	(25,761,000)	(758,769,000)	(33,000)	981,880,000
Balance at the beginning at Dec. 31, 2021	22,454,000	1,728,658,000	(5,817,000)	(1,056,785,000)	(34,000)	688,476,000
Net loss				(15,093,000)		(15,093,000)
Other comprehensive income (loss)					(55,000)	(55,000)
Total comprehensive income (loss)				(15,093,000)	(55,000)	(15,148,000)
Share-based payments (net of taxes)		1,090,000				1,090,000
Exercise of options		(4,000)				(4,000)
Settlement of Share Base Payment awards		(2,277,000)	2,721,000			444,000
Balance at the end at Mar. 31, 2022	€ 22,454,000	€ 1,727,467,000	€ (3,096,000)	€ (1,071,878,000)	€ (89,000)	€ 674,858,000